LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

NOTE 9 - LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2011	2010

Cost of land use rights	$4,846,263	$4,660,601

Less: Accumulated amortization	(465,555)	(354,510)

Land use rights, net	$4,380,708	$4,306,091

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was $95,341, $90,914 and $79,361, respectively. As of December 31, 2011 and 2010, a net book value of $2,786,405 and nil, respectively, were used as collateral for the Company's short-term loans.

Amortization expense for the next five years and thereafter is as follows:

2012	$96,925

2013	96,925

2014	96,925

2015	96,925

2016	96,925

Thereafter	3,896,083

Total	$4,380,708